Going Concern (Details)			2 Months Ended	12 Months Ended
	May 06, 2025 USD ($)	May 06, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Going Concern [Line Items]
Net loss				$ (32,527,871)	$ 640,485	$ 279,565
Net cash outflow from operating activities				(6,486,454)	(1,513,072)	8,808,681
Accumulated deficit				(37,428,238)	(4,898,117)
Proceeds from Contributed Capital				$ 3,345,657
Unsecured Loans Annual Interest Rate			12.00%
Shenzhen Wengu [Member]
Going Concern [Line Items]
Proceeds from Contributed Capital	$ 4,187,839	¥ 30,000,000
Unsecured loans [Member]
Going Concern [Line Items]
Aggregate amount of loan			$ 439,108
Subsequent Event [Member]
Going Concern [Line Items]
Net proceeds after deducting agent fee and offering expense			$ 4,500,000